SCHEDULE OF ROYALTY FEE AND SERVICE FROM RELATED PARTIES (Details) ¥ in Millions	1 Months Ended		9 Months Ended		12 Months Ended
	Jan. 31, 2021 USD ($)	Jan. 31, 2021 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)
Wuhan Huiyu [Member]
Related Party Transaction [Line Items]
Royalty fee and service from related parties			$ 261,084	$ 316,790
Wuhan Huiyu [Member] | Gamehaus Inc [Member]
Related Party Transaction [Line Items]
Royalty fee and service from related parties					$ 450,761	$ 524,211
Shanghai Dongying [Member]
Related Party Transaction [Line Items]
Royalty fee and service from related parties			1,709,587	1,984,280
Shanghai Dongying [Member] | Gamehaus Inc [Member]
Related Party Transaction [Line Items]
Royalty fee and service from related parties					2,860,905
Mobile Motion [Member]
Related Party Transaction [Line Items]
Royalty fee and service from related parties			434,398	714,689
Mobile Motion [Member] | Gamehaus Inc [Member]
Related Party Transaction [Line Items]
Royalty fee and service from related parties	$ 300,000	¥ 1.9			1,951,176	34,880
Related Party [Member]
Related Party Transaction [Line Items]
Royalty fee and service from related parties			$ 2,405,069	$ 3,015,759
Related Party [Member] | Gamehaus Inc [Member]
Related Party Transaction [Line Items]
Royalty fee and service from related parties					$ 5,262,842	$ 599,091